Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement Of Financial Position [Abstract]
Common stock, par value	$ 10	$ 10
Common stock, shares authorized	26,000,000,000	26,000,000,000
Common stock, shares issued	12,560,716,000	12,529,822,000